COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 5:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Directors and officers indemnification agreements:

The Company, from time to time, has entered into indemnification agreements with several of its directors and officers, in which the Company undertakes to indemnify them, to the fullest extent permitted by law, for acts taken or omitted by them in their respective capacities as directors or officers of the Company. Pursuant to these agreements, the obligations of the Company remain in effect even after the termination of the directors and officers services to or employment with the Company.

b.	Litigation:

The Company is currently not party to any legal proceedings.